LEASES - Summary (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) lease	Mar. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
LEASES
Number of categories in operating leases | lease	3
Operating lease assets	$ 121,269	$ 80,587	$ 147,148
Lease liability	$ 142,421
Aircraft Operated for Amazon
LEASES
Number of freighters subleased directly | lease	12
Operating lease assets				$ 0
Lease liability				$ 0
Aircraft
LEASES
Number of leases for aircraft | lease	17
Number of leases under finance leases | lease	5
Number of leases under Right-of-use operating leases | lease	12
Lease liability	$ 127,804
Real Estate
LEASES
Lease liability	$ 10,987
Real Estate | Maximum
LEASES
Initial terms	10 years
Other
LEASES
Initial terms	10 years
Lease liability	$ 3,630